ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivables, current
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 584,127	¥ 323,071	¥ 293,360
Addition	181,771	394,285	91,948
Reversal	(76,956)	(114,770)	(24,213)
Write off	(3,711)	(18,459)	(38,024)
At end of year	685,231	584,127	323,071
Accounts receivables, non current
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 0	562	1,139
Reversal		(562)	(577)
At end of year		¥ 0	¥ 562